COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration and shareholder rights agreement entered into on March 3, 2021, the Sponsor and the Company’s directors and executive officers have rights to require the Company to register any of its securities held by them for resale under the Securities Act. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, the holders of the Founder Shares, Private Placement Warrants, Novator Private Placement Shares, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants, Novator Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
In connection with the IPO, the Company granted the underwriters a 45-day option to purchase up to 3,300,000 additional Units to cover over-allotments, if any, and on March 10, 2021, the Company issued 2,300,287 Units to the underwriters pursuant to such option, at the Initial Public Offering price, less the underwriting discounts and commissions. The Units sold pursuant to the underwriters’ partial exercise of such option were sold at a price of $10.00 per Unit, generating gross proceeds of $23,002,870 to the Company and net proceeds equal to $22,542,813 after the deduction of the 2% underwriting fee.
In addition, the underwriters were entitled to a deferred fee of $0.35 per Unit (including the Units sold in connection with the underwriters’ partial exercise of their over-allotment option) from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
On June 22, 2022, Barclays, resigned from its role as underwriter and financial advisor to Aurora In connection with such resignation, Barclays waived their entitlement to certain fees which would be owed upon completion of the proposed Business Combination, which was comprised of approximately $8.5 million as a deferred underwriting fee and financial advisory fee. Accordingly, the Company derecognized the liability for the deferred underwriting and financial advisory fees in the quarter ending June 30, 2022 that was accrued as of December 31, 2021. As of March 31, 2022, there is no liability for the deferred underwriting or financial advisory fee.
Pre-Closing Bridge Notes
On November 2, 2021, Aurora entered into the Pre-Closing Bridge Note Purchase Agreement, dated as of November 30, 2021, with Better and the Purchasers. Under the Pre-Closing Bridge Note Purchase Agreement, Better issued $750,000,000 of Pre-Closing Bridge Notes that convert to shares of Class A common stock of Aurora (post-proposed Business Combination and domestication) in connection with the closing of the proposed Business Combination, with SB Northstar LP and the Sponsor, as Purchasers, purchasing $650 million and $100 million, respectively, of such Pre-Closing Bridge Notes.
The Pre-Closing Bridge Note Purchase Agreement will result in the issuance of Pre-Closing Bridge Conversion Shares as follows: (i) upon closing of the proposed Business Combination, the Pre-Closing Bridge Notes will convert into shares of Better Class A common stock at a conversion rate of one share per $10 of consideration; (ii) if the closing of the proposed Business Combination does not occur by the September 30, 2023, or in the event of a Corporate Transaction or Merger Withdrawal (each as defined in the Pre-Closing Bridge Note Purchase Agreement) prior to September 30, 2023 or prior to the time when a Pre-Closing Bridge Note may otherwise be converted pursuant to the Pre-Closing Bridge Note Purchase Agreement, the Pre-Closing Bridge Notes will convert into a new series of preferred stock of Better, which series will be identical to Better’s Series D Preferred Stock, provided that the ratchet adjustment provisions relating to Better’s Series D Preferred Stock will not apply, and such series will vote together with Better’s Series D Preferred Stock as a single class on all matters; or (iii) in the event of a termination of the Merger Agreement (a) by Better, arising out of or resulting from breaches on the part of Aurora or the Sponsor, (b) by Better, arising out of or resulting from breaches on the part of Aurora or any Subscriber in connection with any Subscription Agreement or (c) arising out of or resulting from breaches on the part of Aurora, SB Northstar LP or the Sponsor in connection with the Pre-Closing Bridge Note Purchase Agreement or any ancillary agreement, the bridge notes will convert into shares of Better common stock.
On August 26, 2022, Aurora, Better and Novator entered into the First Novator Letter Agreement to, among other things, extend the maturity date of the Pre-Closing Bridge Notes held by the Sponsor to March 8, 2023, subject to SB Northstar LP consenting to extending the maturity of its Pre-Closing Bridge Notes accordingly. On February 7, 2023, Aurora, Better and the Sponsor entered into the Second Novator Letter Agreement, pursuant to which, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the proposed Business Combination has not been consummated by the maturity date of the Pre-Closing Bridge Notes, the Sponsor will have the option, without limiting its rights under the Pre-Closing Bridge Note Purchase Agreement to alternatively exchange its Pre-Closing Bridge Notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. On the same date, the Sponsor and Better agreed to defer the maturity date of the Pre-Closing Bridge Notes until September 30, 2023.
Litigation Matters
Aurora and its affiliate, Merger Sub (together, “Aurora”), were named as co-defendants with Better in a lawsuit initially filed in July 2021 by Pine Brook. Pine Brook sought, among other things, declaratory judgments and damages in relation to a side letter agreement that had been entered into with Better in 2019, as well as a lockup provision restricting the transfer of stock after the merger with Better for any holders of 1% or more of Better’s pre-merger shares for a period of 6 months post-merger. Aurora was named as a defendant only with respect to the lockup claims. On November 1, 2021, the parties to the lawsuit entered into a confidential settlement agreement, resolving all claims in the above action, and the action was dismissed with prejudice pursuant to the court’s November 3, 2021 order.
Aurora has also received two demand letters from stockholders of the Company regarding the Company’s registration statement filed with the United States Securities and Exchange Commission in connection with the Business Combination. The stockholders allege that the registration statement omits material information with respect to the Business Combination, and demand that the Company provides corrective disclosures to address the alleged omissions. No lawsuits have been filed in relation to the stockholder demand letters.
In the second quarter of 2022, Aurora received a voluntary request for documents from the Division of Enforcement of the SEC indicating that it is conducting an investigation relating to Aurora and Better to determine if violations of the federal securities laws have occurred. The SEC has requested that Better and Aurora provide the SEC with certain information and documents. Aurora is cooperating with the SEC. As the investigation is ongoing, Aurora is unable to predict how long it will continue or whether, at its conclusion, the SEC will bring any enforcement actions and, if it does, what remedies it may seek.
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration and shareholder rights agreement entered into on March 3, 2021, the Sponsor and the Company’s directors and executive officers have rights to require the Company to register any of its securities held by them for resale under the Securities Act. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, the holders of the Founder Shares, Private Placement Warrants, Novator Private Placement Shares, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants, Novator Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
In connection with the IPO, the Company granted the underwriters a 45-day option to purchase up to 3,300,000 additional Units to cover over-allotments, if any, and on March 10, 2021, the Company issued 2,300,287 Units to the underwriters pursuant to such option, at the Initial Public Offering price, less the underwriting discounts and commissions. The Units sold pursuant to the underwriters’ exercise of such option were sold at a price of $10.00 per Unit, generating gross proceeds of $23,002,870 to the Company and net proceeds equal to $22,542,813 after the deduction of the 2% underwriting fee.
In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit (including the Units sold in connection with the underwriters’ partial exercise of their over-allotment option). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
On June 22, 2022, Barclays resigned from its role as underwriter and financial advisor to the Company. In connection with such resignation, Barclays waived its entitlement to a deferred underwriting fee of $8,505,100 that would be payable at the close of the Business Combination. Accordingly, the Company did not recognize the liability for the deferred underwriting fee as of June 30, 2022. As of December 31, 2022, there is no liability for the deferred underwriting fee.
Pre-Closing Bridge Notes
On November 2, 2021, Aurora entered into a convertible bridge note purchase agreement (the “Bridge Note Purchase Agreement”), dated as of November 30, 2021, with Better, SB Northstar LP and the Sponsor (SB Northstar LP and the Sponsor, together, the “Purchasers”). Under the Bridge Note Purchase Agreement, Better issued $750,000,000 of bridge notes that convert to shares of Class A common stock of Aurora (post-Proposed Business Combination and domestication) in connection with the closing of the Proposed Business Combination, with SB Northstar LP and the Sponsor, as Purchasers, purchasing $650 million and $100 million, respectively, of such bridge notes.
The Bridge Note Purchase Agreement will result in the issuance of either Better Class A common stock, a new series of preferred stock of Better (as described below), or Better common stock (together, the “Bridge Conversion Shares”, as applicable) as follows: (i) upon closing of the Proposed Business Combination, the bridge notes will convert into shares of Better Class A common stock at a conversion rate of one share per $10 of consideration; (ii) if the closing of the Proposed Business Combination does not occur by the September 30, 2023, or in the event of a Corporate Transaction or Merger Withdrawal (each as defined in the Bridge Note Purchase Agreement) prior to September 30, 2023 or prior to the time when a bridge note may otherwise be converted pursuant to the Bridge Note Purchase Agreement, the bridge notes will convert into a new series of preferred stock of Better, which series will be identical to Better’s Series D Preferred Stock, provided that the ratchet adjustment provisions relating to Better’s Series D Preferred Stock will not apply, and such series will vote together with Better’s Series D Preferred Stock as a single class on all matters; or (iii) in the event of a termination of the Merger Agreement (a) by Better, arising out of or resulting from breaches on the part of Aurora or the Sponsor, (b) by Better, arising out of or resulting from breaches on the part of Aurora or any Subscriber in connection with any Subscription Agreement or (c) arising out of or resulting from breaches on the part of Aurora, SB Northstar LP or the Sponsor in connection with the Bridge Note Purchase Agreement or any ancillary agreement, the bridge notes will convert into shares of Better common stock.
On August 26, 2022, Aurora, Better and Novator entered into a letter agreement to, among other things, extend the maturity date of the bridge notes held by the Sponsor to March 8, 2023, subject to SB Northstar LP consenting to extending the maturity of its bridge notes accordingly. On February 7, 2023, Aurora, Better and the Sponsor entered into a further letter agreement, pursuant to which, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the Proposed Business Combination has not been consummated by the maturity date of the bridge notes, the Sponsor will have the option, without limiting its rights under the Bridge Note Purchase Agreement to alternatively exchange its bridge notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. On the same date, the Sponsor and Better agreed to defer the maturity date of the bridge notes until September 30, 2023.
Litigation Matters
Aurora and its affiliate, Merger Sub (together, “Aurora”), were named as co-defendants with Better in a lawsuit initially filed in July 2021 by Pine Brook. Pine Brook sought, among other things, declaratory judgments and damages in relation to a side letter agreement that had been entered into with Better in 2019, as well as a lockup provision restricting the transfer of stock after the merger with Better for any holders of 1% or more of Better’s pre-merger shares for a period of 6 months post-merger. Aurora was named as a defendant only with respect to the lockup claims. On November 1, 2021, the parties to the lawsuit entered into a confidential settlement agreement, resolving all claims in the above action, and the action was dismissed with prejudice pursuant to the court’s November 3, 2021 order.
In addition, Aurora has also received two demand letters from stockholders of the Company regarding the Company’s registration statement filed with the United States Securities and Exchange Commission in connection with the Business Combination. The stockholders allege that the registration statement omits material information with respect to the Business Combination, and demand that the Company provides corrective disclosures to address the alleged omissions. No lawsuits have been filed in relation to the stockholder demand letters.
In the second quarter of 2022, Aurora received a voluntary request for documents from the Division of Enforcement of the SEC indicating that it is conducting an investigation relating to Aurora and Better to determine if violations of the federal securities laws have occurred. The SEC has requested that Better and Aurora provide the SEC with certain information and documents. Aurora is cooperating with the SEC. As the investigation is ongoing, Aurora is unable to predict how long it will continue or whether, at its conclusion, the SEC will bring any enforcement actions and, if it does, what remedies it may seek.